Segment information (Tables)	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]	The following tables include the results for the segments for the three and nine months ended September 30, 2018 and 2017.

	Three months ended September 30, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$37,301	10,462	—	47,763	(10,462)	(1)	$37,301
Other revenue	3	—	—	3		(1)	3
Total revenues	37,304	10,462	—	47,766			37,304
Operating expenses	(6,512)	(3,426)	(1,384)	(11,322)	3,426	(1)	(7,896)
Equity in earnings (losses) of joint ventures	—	—	—	—	4,551	(1)	4,551
Segment EBITDA	30,792	7,036	(1,384)	36,444
Depreciation and amortization	(5,287)	(2,399)	—	(7,686)	2,399	(1)	(5,287)
Operating income (loss)	25,505	4,637	(1,384)	28,758			28,672
Gain (loss) on derivative instruments	516	3,151	—	3,667	(3,151)	(1)	516
Other financial income (expense), net	(6,650)	(3,237)	(606)	(10,493)	3,237	(1)	(7,256)
Income (loss) before tax	19,371	4,551	(1,990)	21,932	—		21,932
Income tax benefit (expense)	(2,021)	—	(29)	(2,050)	—		(2,050)
Net income (loss)	$17,350	4,551	(2,019)	19,882	—		$19,882
Preferred unitholders’ interest in net income	—	—	—	—	3,288	(2)	3,288
Limited partners' interest in net income (loss)	$17,350	4,551	(2,019)	19,882	(3,288)	(2)	$16,594

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	Three months ended September 30, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$35,856	10,460	—	46,316	(10,460)	(1)	$35,856
Accruals historical boil-off claim	—	(11,850)	—	(11,850)	11,850	(1)	—
Total revenues	35,856	(1,390)	—	34,466			35,856
Operating expenses	(6,672)	(1,733)	(1,304)	(9,709)	1,733	(1)	(7,976)
Equity in earnings (losses) of joint ventures	—	—	—	—	(7,321)	(1)	(7,321)
Less: Non-controlling interest in Segment EBITDA	(5,354)	—	—	(5,354)	5,354	(2)	—
Segment EBITDA	23,830	(3,123)	(1,304)	19,403
Add: Non-controlling interest in Segment EBITDA	5,354	—	—	5,354	(5,354)	(2)	—
Depreciation and amortization	(5,264)	(2,462)	—	(7,726)	2,462	(1)	(5,264)
Operating income (loss)	23,920	(5,585)	(1,304)	17,031			15,295
Gain (loss) on derivative instruments	571	1,802	—	2,373	(1,802)	(1)	571
Other financial income (expense), net	(7,128)	(3,538)	(1,146)	(11,812)	3,538	(1)	(8,274)
Income (loss) before tax	17,363	(7,321)	(2,450)	7,592	—		7,592
Income tax expense	(2,183)	—	(2)	(2,185)	—		(2,185)
Net income (loss)	$15,180	(7,321)	(2,452)	5,407	—		$5,407
Non-controlling interest in net income	2,899	—	—	2,899			2,899
Limited partners' interest in net income (loss)	$12,281	(7,321)	(2,452)	2,508	—		$2,508

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

(2)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

	Nine months ended September 30, 2018
			Joint venture
	Majority		FSRUs		Total
	held		(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs		consolidation)	Other	reporting	Ations		reporting
Time charter revenues	$107,695		32,033	—	139,728	(32,033)	(1)	$107,695
Other revenue	1,103	(3)	—	—	1,103		(1)	1,103
Total revenues	108,798		32,033	—	140,831			108,798
Operating expenses	(19,428)		(8,608)	(4,571)	(32,607)	8,608	(1)	(23,999)
Equity in earnings (losses) of joint ventures	—		—	—	—	19,031	(1)	19,031
Segment EBITDA	89,370		23,425	(4,571)	108,224
Depreciation and amortization	(15,823)		(7,199)	—	(23,022)	7,199	(1)	(15,823)
Operating income (loss)	73,547		16,226	(4,571)	85,202			88,007
Gain (loss) on derivative instruments	1,692		12,633	—	14,325	(12,633)	(1)	1,692
Other financial income (expense), net	(20,060)		(9,828)	(2,103)	(31,991)	9,828	(1)	(22,163)
Income (loss) before tax	55,179		19,031	(6,674)	67,536	—		67,536
Income tax expense	(5,975)		—	(50)	(6,025)	—		(6,025)
Net income (loss)	$49,204		19,031	(6,724)	61,511	—		$61,511
Preferred unitholders’ interest in net income	—		—	—	—	8,951	(2)	8,951
Limited partners' interest in net income (loss)	$49,204		19,031	(6,724)	61,511	(8,951)	(2)	$52,560

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.
(3)
Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the third quarter of 2018. Refer to notes 5 and 14.

	As of September 30, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$663,462	264,104	—	927,566	(264,104)	(1)	$663,462
Net investment in direct financing lease	284,059	—	—	284,059	—		284,059
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,466	3,466	—		3,466
Total assets	1,017,000	288,327	18,416	1,323,743	(288,327)	(1)	1,035,416
Accumulated losses of joint ventures	—	—	50	50	(1,765)	(1)	(1,715)
Expenditures for vessels & equipment	161	3,230	—	3,391	(3,230)	(2)	161
Expenditures for drydocking	—	2,529	—	2,529	(2,529)	(2)	—
Principal repayment direct financing lease	2,828	—	—	2,828	—		2,828
Amortization of above market contract	$2,716	—	—	2,716	—		$2,716

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Nine months ended September 30, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$105,957	31,608	—	137,565	(31,608)	(1)	$105,957
Accruals historical boil-off claim	—	(11,850)	—	(11,850)	11,850	(1)	—
Total revenues	105,957	19,758	—	125,715			105,957
Operating expenses	(20,627)	(6,336)	(4,376)	(31,339)	6,336	(1)	(25,003)
Construction contract expenses	(151)	—	—	(151)			(151)
Equity in earnings (losses) of joint ventures	—	—	—	—	(962)	(1)	(962)
Less: Non-controlling interest in Segment EBITDA	(15,772)	—	—	(15,772)	15,772	(2)	—
Segment EBITDA	69,407	13,422	(4,376)	78,453
Add: Non-controlling interest in Segment EBITDA	15,772	—	—	15,772	(15,772)	(2)	—
Depreciation and amortization	(15,789)	(7,379)	—	(23,168)	7,379	(1)	(15,789)
Operating income (loss)	69,390	6,043	(4,376)	71,057			64,052
Gain (loss) on derivative instruments	1,481	3,513	—	4,994	(3,513)	(1)	1,481
Other financial income (expense), net	(22,611)	(10,518)	(3,132)	(36,261)	10,518	(1)	(25,743)
Income (loss) before tax	48,260	(962)	(7,508)	39,790	—		39,790
Income tax expense	(5,980)	—	(2)	(5,982)	—		(5,982)
Net income (loss)	$42,280	(962)	(7,510)	33,808	—		$33,808
Non-controlling interest in net income	8,455	—	—	8,455			8,455
Limited partners' interest in net income (loss)	$33,825	(962)	(7,510)	25,353	—		$25,353

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

	As of December 31, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$679,041	265,642	—	944,683	(265,642)	(1)	$679,041
Net investment in direct financing lease	286,626	—	—	286,626	—		286,626
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,263	3,263	—		3,263
Total assets	1,041,517	287,562	17,442	1,346,521	(287,562)	(1)	1,058,959
Accumulated losses of joint ventures	—	—	50	50	(20,796)	(1)	(20,746)
Expenditures for vessels & equipment	287	525	—	811	(524)	(2)	287
Expenditures for drydocking	—	—	—	—	—	(2)	—
Principal repayment direct financing lease	3,485	—	—	3,485	—		3,485
Amortization of above market contract	3,631	—	—	3,631	—		3,631
Non-controlling interest amortization of above market contract	$(553)	—	—	(553)	—		$—

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership